Share capital	6 Months Ended
Jun. 30, 2012
Stockholders Equity Note [Abstract]
Share capital

15.	Share capital

(a)	As at June 30, 2012 and December 31, 2011, the Company had 62,731,056 and 60,702,947 common shares issued and outstanding, respectively.

(b)

750,000 shares were originally held in escrow, the release of which is subject to the direction of the regulatory authorities having jurisdiction. The conditions for release of these shares are complete and the officers and directors entitled to the shares no longer have any continuing service requirements in order to obtain those shares. During 2011, 149,998 shares were released and then a further 74,999 shares were released on June 4, 2012, leaving a balance of 224,997 shares held in escrow. The escrow shares are released over a six year basis and will be fully released in December 2013. The release of the escrow shares is subject to the approval of the TSX Venture Exchange.

(c)

On January 20, 2012, the Company closed a non-brokered private placement of 1,550,000 Units at a price of C$2.00 per Unit for gross proceeds of C$3,100,000. Each Unit is comprised of one common share of the Company and one half of one share purchase warrant. One whole warrant entitles the holder to purchase one additional share of the Company at a price of C$2.00 per share until January 20, 2014.

(d)

The Company has a stock option plan (the “Plan”) and has allotted and reserved up to an aggregate of 11,871,107 common shares representing 20% of the issued and outstanding shares as at the June 29, 2011 annual general meeting.

Each option entitles the holder to acquire one common share at its exercise price. Options vest over 18 months, from the date of grant, and expire five years from the date of grant.

A summary of stock option information as at June 30, 2012 is as follows:

		Weighted
		average
	Number of	exercise
	Shares	price
		C$

Options outstanding at December 31, 2010	7,400,000	1.26
Granted	310,000	1.70
Exercised	(1,868,123)	1.23
Forfeited	(184,849)	1.32
Expired	(100,000)	1.23
Options outstanding at December 31, 2011	5,557,028	1.29
Granted	-	-
Exercised	(148,415)	1.09
Forfeited	(175,000)	1.35
Expired	-	-
Options outstanding at June 30, 2012	5,233,613	1.29

		Stock options outstanding		Options exercisable
			Weighted
			average
		Weighted	remaining	Number of	Weighted
	Number of	average	contractual	exercisable	average
Range of	stock options	exercise	life	options	exercise
exercise prices	outstanding	price	(years)	outstanding	price
C$		C$			C$

1.09 - 1.11	2,214,636	1.09	3.59	2,214,636	1.09
1.34 - 1.50	1,893,977	1.35	1.62	1,868,977	1.35
1.53 - 2.01	1,125,000	1.57	1.25	1,087,500	1.55
	5,233,613	1.29	2.37	5,171,113	1.28

(e)	The Company calculated diluted earnings per share based on the following:

	Three months ended			Six months ended
		June 30,		June 30,
	2012	2011	2012	2011

Net earnings (loss)	$2,377,743	$(1,234,965)	$1,730,613	$(1,633,063)

Basic weighted average number of shares	62,722,050	58,653,204	62,394,647	57,213,030
Effect of dilutive securities:
Options	764,441	-	1,208,002	-
Warrants	1,509,580	-	1,937,434	-
Diluted weighted average number of shares	64,996,071	58,653,204	65,540,083	57,213,030

The following lists the stock options and share purchase warrants excluded from the computation of diluted weighted average number of common shares as they were anti-dilutive:

	Three months ended		Six months ended
		June 30,		June 30,
	2012	2011	2012	2011

Options	1,125,000	5,888,998	75,000	5,888,998
Warrants	883,500	6,130,726	883,500	6,130,726
	2,008,500	12,019,724	958,500	12,019,724

As the Company incurred losses for the three and six months ended June 30, 2011, the stock options and share purchase warrants as disclosed in this note were not included in the computation of loss per share as their inclusion would have been anti-dilutive.